Credit facilities and long-term debt - Letters of Credit and Bonds Issued (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Available facility amount	$ 334,290	$ 254,623
Letters Of Credit Facilities With Banks
Disclosure of detailed information about borrowings [line items]
Facility amount	60,000	60,000
Less letters of credit issued in support of:	11,085	11,637
Available facility amount	48,915	48,363
Letters Of Credit Facilities With Banks | Insurance programs
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(10,750)	(11,302)
Letters Of Credit Facilities With Banks | Performance obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(100)	(100)
Letters Of Credit Facilities With Banks | Other payment obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(235)	(235)
Performance Bond Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	60,000	60,000
Less letters of credit issued in support of:	23,417	18,761
Available facility amount	36,583	41,239
Performance Bond Facility | Other payment obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(15,434)	(10,178)
Performance Bond Facility | Excavation and reclamation obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(4,954)	(4,954)
Performance Bond Facility | Surety bond
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	$ (3,029)	$ (3,629)